Risk Management - Undiscounted Cash Outflows Relating to Financial Liabilities (Detail) - CAD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020
Accounts payable and accrued liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 5,735	$ 2,018
Accounts payable and accrued liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	5,735	2,018
Short-Term Borrowings
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	48	121
Short-Term Borrowings | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	48	121
Long-Term Debt
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	20,466	12,943
Long-Term Debt | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,124	385
Long-Term Debt | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	1,621	1,965
Long-Term Debt | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	2,612	1,966
Long-Term Debt | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	15,109	8,627
Contingent Payment
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	396	64
Contingent Payment | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	396	36
Contingent Payment | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	0	28
Lease Liabilities
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	5,034	2,476
Lease Liabilities | Remainder of Year
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	448	254
Lease Liabilities | Years 2 and 3
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	782	445
Lease Liabilities | Years 4 and 5
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	628	365
Lease Liabilities | Thereafter
Disclosure of Maturity Analysis for Financial Liabilities [Line Items]
Financial instruments	$ 3,176	$ 1,412